UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08548
Large-Cap Value Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Large-Cap Value Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 2.5%
General Dynamics Corp.	150,000	$16,057,500
Northrop Grumman Corp.	275,000	14,844,500
		$30,902,000

Agricultural Equipment — 1.5%
Deere & Co.	275,000	18,460,750
		$18,460,750

Auto and Parts — 0.9%
BorgWarner, Inc.	225,000	10,953,000
		10,953,000

Banks — 8.2%
Bank of America Corp.	550,000	24,255,000
Marshall and Ilsley Corp.	200,000	8,350,000
North Fork Bancorporation, Inc.	400,000	11,096,000
SunTrust Banks, Inc.	150,000	10,810,500
U.S. Bancorp	325,000	9,366,500
Wachovia Corp.	325,000	16,545,750
Wells Fargo & Co.	350,000	20,930,000
		$101,353,750

Beverages — 0.6%
Anheuser-Busch Co., Inc.	150,000	7,108,500
		$7,108,500

Building and Construction — 2.1%
D.R. Horton, Inc.	550,000	16,082,000
Masco Corp.	300,000	10,401,000
		$26,483,000

Chemicals — 0.9%
Air Products and Chemicals, Inc.	175,000	11,075,750
		$11,075,750

Communications Services — 4.2%
Alltel Corp.	250,000	13,712,500
Sprint Corp. (FON Group)	975,000	22,181,250
Verizon Communications, Inc.	450,000	15,975,000
		$51,868,750

Computers and Business Equipment — 3.1%
Diebold, Inc.	100,000	$5,485,000
Hewlett-Packard Co.	350,000	7,679,000
International Business Machines Corp.	275,000	25,129,500
		$38,293,500

Consumer Non-Durables — 0.9%
Kimberly-Clark Corp.	175,000	11,502,750
		$11,502,750

Consumer Products - Miscellaneous - 2.1%
Altria Group, Inc.	400,000	26,156,000
		$26,156,000

Consumer Services — 0.5%
Cendant Corp.	300,000	6,162,000
		$6,162,000

Diversified Manufacturing and Services — 3.6%
Cooper Industries Ltd., Class A (1)	125,000	8,940,000
Eaton Corp.	175,000	11,445,000
Tyco International Ltd. (1)	700,000	23,660,000
		$44,045,000

Electric Utilities — 6.5%
Dominion Resources, Inc.	200,000	14,886,000
Entergy Corp.	275,000	19,431,500
Exelon Corp.	525,000	24,092,250
TXU Corp.	275,000	21,898,250
		$80,308,000

Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc. (2)	250,000	5,550,000
Flextronics International Ltd. (1) (2)	500,000	6,020,000
		$11,570,000

Financial Services — 13.2%
American Express Co.	200,000	10,274,000
Citigroup, Inc.	500,000	22,470,000
Countrywide Financial Corp.	675,000	21,910,500
Federal Home Loan Mortgage Corp.	225,000	14,220,000

Franklin Resources, Inc.	100,000	$6,865,000
Goldman Sachs Group, Inc.	200,000	21,998,000
JPMorgan Chase & Co.	475,000	16,435,000
Lehman Brothers Holdings, Inc.	150,000	14,124,000
MBNA Corp.	200,000	4,910,000
Merrill Lynch & Co., Inc.	400,000	22,640,000
Washington Mutual, Inc.	175,000	6,912,500
		$162,759,000

Foods — 1.6%
Nestle SA (1)	70,000	19,248,967
		$19,248,967

Information Technology Services — 0.5%
NCR Corp. (2)	200,000	6,748,000
		$6,748,000

Insurance — 4.6%
Allstate Corp. (The)	375,000	20,272,500
MetLife, Inc.	350,000	13,685,000
Prudential Financial, Inc.	400,000	22,960,000
		$56,917,500

Machinery — 1.2%
Caterpillar, Inc.	160,000	14,630,400
		$14,630,400

Media — 2.7%
Time Warner, Inc. (2)	1,200,000	21,060,000
Viacom, Inc., Class B	350,000	12,190,500
		$33,250,500

Metals - Industrial — 3.3%
Alcoa, Inc.	500,000	15,195,000
Inco, Ltd. (1) (2)	275,000	10,945,000
Phelps Dodge Corp.	145,000	14,750,850
		$40,890,850

Oil and Gas - Equipment and Services — 1.7%
Transocean Sedco Forex, Inc. (1) (2)	400,000	20,584,000
		$20,584,000

Oil and Gas - Exploration and Production — 2.9%
Apache Corp.	300,000	18,369,000
Burlington Resources, Inc.	350,000	17,524,500
		$35,893,500

Oil and Gas - Integrated — 9.4%
ChevronTexaco Corp.	400,000	$23,324,000
ConocoPhillips	200,000	21,568,000
Exxon Mobil Corp.	400,000	23,840,000
Marathon Oil Corp.	425,000	19,941,000
Occidental Petroleum Corp.	375,000	26,688,750
		$115,361,750

Oil and Gas - Refining — 1.3%
Valero Energy Corp.	225,000	16,485,750
		$16,485,750

Paper and Forest Products — 1.5%
Weyerhaeuser Co.	275,000	18,837,500
		$18,837,500

Pharmaceutical Benefits Manager — 1.7%
Medco Health Solutions, Inc. (2)	425,000	21,067,250
		$21,067,250

Pharmaceuticals — 2.9%
Pfizer, Inc.	450,000	11,821,500
Wyeth	575,000	24,253,500
		$36,075,000

Publishing — 1.0%
Gannett Co., Inc.	150,000	11,862,000
		$11,862,000

REITS — 2.6%
AvalonBay Communities, Inc.	125,000	8,361,250
General Growth Properties, Inc.	200,000	6,820,000
Liberty Property Trust, Inc.	150,000	5,857,500
Simon Property Group, Inc.	175,000	10,601,500
		$31,640,250

Retail - Restaurants — 1.3%
McDonald’s Corp.	500,000	15,570,000
		$15,570,000

Retail - Specialty and Apparel — 3.9%
CVS Corp.	200,000	10,524,000

Home Depot, Inc. (The)	375,000	$14,340,000
J.C. Penney Company, Inc.	450,000	23,364,000
		$48,228,000

Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc. (2)	350,000	5,687,500
		$5,687,500

Transport - Services — 0.8%
FedEx Corp.	100,000	9,395,000
		$9,395,000

Transportation — 1.3%
Burlington Northern Santa Fe Corp.	300,000	16,179,000
		$16,179,000

Total Common Stocks (identified cost $996,323,756)		$1,213,554,467

Commercial Paper — 2.4%

Security	Principal Amount (000’s omitted)	Value
General Electric Capital Corp., 2.83%, 4/1/05	$29,911	$29,911,000

Total Commercial Paper
(at amortized cost, $29,911,000)		$29,911,000

Short-Term Investments — 0.2%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$2,000	$2,000,000

Total Short-Term Investments
(at amortized cost, $2,000,000)		$2,000,000

Total Investments — 101.0% (identified cost $1,028,234,756)		$1,245,465,467

Other Assets, Less Liabilities — (1.0)%		$(12,735,350)

Net Assets — 100.0%		$1,232,730,117

(1)	Foreign security.
(2)	Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,028,234,756
Gross unrealized appreciation	$222,888,178
Gross unrealized depreciation	(5,657,467)
Net unrealized appreciation	$217,230,711

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 18, 2005

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	May 18, 2005